Earnings Per Share	6 Months Ended
Apr. 30, 2023
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Earnings Per Share
Note 9: Earnings Per Share
Basic earnings per share is calculated by dividing net income, after deducting dividends payable on preferred shares and distributions payable on other equity instruments, by the daily average number of fully paid common shares outstanding throughout the period.
Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into our common shares.
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the six months ended
	April 30, 2023	April 30, 2022	April 30, 2023	April 30, 2022
Net income attributable to bank shareholders	1,056	4,756	1,303	7,689
Dividends on preferred shares and distributions on other equity instruments	(127)	(52)	(165)	(107)
Net income available to common shareholders	929	4,704	1,138	7,582
Weighted-average number of common shares outstanding (in thousands)	711,624	658,005	701,273	653,102
Basic earnings per common share (Canadian $)	1.31	7.15	1.62	11.61
Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the six months ended
	April 30, 2023	April 30, 2022	April 30, 2023	April 30, 2022
Net income available to common shareholders adjusted for impact of dilutive instruments	929	4,704	1,138	7,582
Weighted-average number of common shares outstanding (in thousands)	711,624	658,005	701,273	653,102
Effect of dilutive instruments
Stock options potentially exercisable (1)	4,512	6,245	4,638	5,364
Common shares potentially repurchased	(3,324)	(4,224)	(3,338)	(3,371)
Weighted-average number of diluted common shares outstanding (in thousands)	712,812	660,026	702,573	655,095
Diluted earnings per common share (Canadian $)	1.30	7.13	1.62	11.57

(1)
In computing diluted earnings per share, we excluded average stock options outstanding of 2,351,072 and 2,131,821 with a weighted-average exercise price of $135.67 and $136.96, respectively, for the three and six months ended April 30, 2023 (nil and 857,826 with a weighted-average exercise price of
$nil and $143.74, respectively, for the three and six months ended April 30, 2022) as the average share price for the period did not exceed the exercise price.